Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	0 Months Ended					1 Months Ended	12 Months Ended
	Jul. 15, 2010 USD ($)	Jul. 15, 2010 ILS	May 03, 2010 USD ($)	Mar. 10, 2010 USD ($)	Oct. 15, 2007	Dec. 31, 2006 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Commitments And Contingent Liabilities [Abstract]
Rent expenses							$ 18,607	$ 16,202	$ 14,808
Minimum payment under operating leases upon cancellation							1,297
Lease expense related to motor vehicles lease contracts							5,707	5,507	5,249
Non-cancelable obligations, net of provisions							2,073
Non-cancelable obligations							1,064
Repayment sought						648
Repayment sought including accrued interest						740
Claiming damages for breach a contract	262	1,000		8,000
Company sustained damages			$ 5,000
Filed claim entitled to outstanding share capital					0.50%